Company Background (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 06, 2016	May 30, 2016	Nov. 24, 2015	Feb. 07, 2014	Jan. 03, 2014	May 31, 2006	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 28, 2015	May 31, 2013	Dec. 31, 2009	Dec. 31, 2008	Mar. 24, 2006	Mar. 23, 2006
Issuance of common stock, shares						9,447,100
Issuance of preferred stock				6,276,960
Ownership interest															100.00%
Proceeds from sale of common stock				$ 3,923,100
Number of common stock shares sold				6,276,960
Warrants term				5 years	5 years								5 years
Warrants to purchase of common stock shares				6,276,960	3,321,600								14,446,777
Warrant exercise price per share				$ 0.625	$ 0.625								$ 0.625
Outstanding principal amount of notes payable					$ 2,076,000								$ 8,489,036
Shares of Common Stock issued upon conversion of notes payable				3,353,437	3,353,437								14,446,777
Warrants converted into common stock upon reverse merger				$ 0.625	$ 0.625								$ 0.625	$ 0.30
Warrants issued upon conversion of notes payable (issued Jan. 03, 2014)					3,321,600								14,446,777
Stock options cancelled				15,290,486
Exercise price of cancelled option				$ 0.07
Stock options issued in substitution of cancelled options				6,889,555
Stock options issued in substitution of cancelled options, price per share				$ 0.155
Additional stock options issued purchase number of common stock				20,867,266
Additional stock options issued purchase number of common stock, price per share				$ 0.625
Outstanding principal notes repaid in full																$ 500,000	$ 55,000
Common stock, par value			$ 0.001				$ 0.001		$ 0.001		$ 0.001	$ 0.001						$ 0.001	$ 0.001
Company's shares of common stock in ratio approximately			2.2:1
Net losses							$ 482,438	$ 743,461	$ 1,387,926	$ 2,443,881	$ 4,257,875	$ 16,994,625
Accumulated deficit							55,538,083		55,538,083		54,150,157	$ 49,892,282
Additional capital through future equity and debt securities issuances											$ 1,806,000
Compensation arrangement monthly compensation							$ 116,583	$ 256,959	$ 22,055	$ 1,534,468
Current market price per share				$ 0.155
2014 Equity Compensation Plan [Member]
Current market price per share							$ 0.15		$ 0.15
Independent Directors [Member]
Compensation arrangement quarterly equity compensation							$ 12,500
David M. Watumull [Member]
Compensation arrangement bi-weekly compensation expense		$ 3,269
David M. Watumull [Member] | Chief Executive Officer [Member]
Compensation arrangement bi-weekly compensation expense	$ 4,327
Timothy J. King [Member]
Compensation arrangement bi-weekly compensation expense		$ 1,635
Timothy J. King [Member] | Vice President [Member]
Compensation arrangement bi-weekly compensation expense	3,269
Gilbert M. Rishton [Member ] | Chief Science Officer [Member]
Compensation arrangement bi-weekly compensation expense	1,923
JBR Business Solutions, LLC [Member] | Chief Financial Officer [Member]
Compensation arrangement monthly compensation	$ 3,500
November 14, 2016 [Member]
Additional capital through future equity and debt securities issuances							$ 985,000		$ 985,000
Series C Preferred Stock [Member]
Issuance of preferred stock						13,859,324
Series A Preferred Stock [Member]
Issuance of preferred stock						14,440,920
Series B Preferred Stock [Member]
Issuance of preferred stock						11,113,544
Series C Preferred Stock [Member]
Issuance of preferred stock issued additional						704,225